Schedule of foreign currency exchange rates (Details) - Singapore, Dollars	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Period-end SGD: US$1 exchange rate	1.32	1.34	1.35
Period-average SGD: US$1 exchange rate	1.34	1.38	1.34